Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Allowances for doubtful accounts	$ 907	$ 663
Common stock, par value	$ 1	$ 1
Common stock, authorized	14,000,000,000	14,000,000,000
Common stock, issued	7,620,748,598	6,495,231,088
Treasury stock, held	339,120,073	355,806,544